Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000055530
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000030373
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000164865
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000030374
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000164864
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000030370
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000030372
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000030371
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000030367
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CVT S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index Portfolio
C000053062
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000030368
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000125701
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000125702
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000125703
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Without Sales Load [Member] | C000055530
Average Annual Return [Line Items]
Average Annual Return, Percent	2.95%	4.18%	4.60%
Without Sales Load [Member] | C000030373
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%	4.39%	4.82%
Without Sales Load [Member] | C000164865
Average Annual Return [Line Items]
Average Annual Return, Percent	0.78%	(0.60%)	0.97%
Without Sales Load [Member] | C000030374
Average Annual Return [Line Items]
Average Annual Return, Percent	1.03%	(0.36%)	1.20%
Without Sales Load [Member] | C000164864
Average Annual Return [Line Items]
Average Annual Return, Percent	24.89%	19.29%	17.64%
Without Sales Load [Member] | C000030370
Average Annual Return [Line Items]
Average Annual Return, Percent	25.20%	19.59%	17.92%
Without Sales Load [Member] | C000030372
Average Annual Return [Line Items]
Average Annual Return, Percent	11.00%	6.93%	7.24%
Without Sales Load [Member] | C000030371
Average Annual Return [Line Items]
Average Annual Return, Percent	11.23%	7.14%	7.47%
Without Sales Load [Member] | C000030367
Average Annual Return [Line Items]
Average Annual Return, Percent	24.63%	14.20%	12.75%
Without Sales Load [Member] | C000053062
Average Annual Return [Line Items]
Average Annual Return, Percent	13.29%	9.77%	9.07%
Without Sales Load [Member] | C000030368
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%	9.99%	9.31%
Without Sales Load [Member] | C000125701
Average Annual Return [Line Items]
Average Annual Return, Percent	12.16%	5.48%	5.54%
Without Sales Load [Member] | C000125702
Average Annual Return [Line Items]
Average Annual Return, Percent	10.17%	4.77%	5.26%
Without Sales Load [Member] | C000125703
Average Annual Return [Line Items]
Average Annual Return, Percent	7.70%	3.69%	4.56%
EATON VANCE Index: MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	3.82%	4.72%	5.19%
EATON VANCE Index: MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	3.82%	4.72%	5.19%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.04%	0.06%	1.73%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.04%	0.06%	1.73%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.51%	13.09%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.51%	13.09%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.51%	13.09%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.51%	13.09%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.51%	13.09%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.51%	13.09%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.51%	13.09%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.85%	12.53%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.85%	12.53%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.04%	0.06%	1.73%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
EATON VANCE Index: NASDAQ-100
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.88%	20.15%	18.52%
EATON VANCE Index: NASDAQ-100
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.88%	20.15%	18.52%
EATON VANCE Index: Russell 2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	11.54%	7.40%	7.81%
EATON VANCE Index: Russell 2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	11.54%	7.40%	7.81%
EATON VANCE Index: S&P 400 MidCap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	13.93%	10.33%	9.67%
EATON VANCE Index: S&P 400 MidCap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	13.93%	10.33%	9.67%
EATON VANCE Index: S&P Glbl LgMidCapMgRisk-ModAgg
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive
Average Annual Return, Percent	13.65%	6.80%	6.47%
EATON VANCE Index: Growth Portfolio Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Portfolio Blended Benchmark
Average Annual Return, Percent	14.72%	9.07%	8.75%
EATON VANCE Index: S&P Glbl LgMidCapMgRisk-ModCon
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global LargeMidCap Managed Risk Index - Moderate Conservative
Average Annual Return, Percent	10.72%	5.11%	5.36%
EATON VANCE Index: Moderate Growth Portfolio Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Growth Portfolio Blended Benchmark
Average Annual Return, Percent	12.10%	7.37%	7.41%
EATON VANCE Index: S&P Glbl LrgMidCap MgdRisk-Con
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global LargeMidCap Managed Risk Index - Conservative
Average Annual Return, Percent	9.18%	4.18%	4.76%
EATON VANCE Index: Moderate Portfolio Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Portfolio Blended Benchmark
Average Annual Return, Percent	9.52%	5.63%	6.03%